UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS Disciplined Market Neutral Fund
	Shares	Value ($)
Long Positions 100.9%
Common Stocks 95.6%
Consumer Discretionary 15.0%
Auto Components 1.9%
Autoliv, Inc. (a)	54,800	4,218,504
TRW Automotive Holdings Corp.* (a)	43,600	2,479,533

		6,698,037
Hotels Restaurants & Leisure 1.6%
Brinker International, Inc. (a)	54,000	1,392,120
Wynn Resorts Ltd. (a)	29,000	4,249,080

		5,641,200
Household Durables 0.6%
Tempur-Pedic International, Inc.* (a)	12,800	832,512
Tupperware Brands Corp. (a)	21,700	1,420,482

		2,252,994
Internet & Catalog Retail 1.2%
Priceline.com, Inc.* (a)	8,200	4,224,558
Media 3.9%
CBS Corp. "B" (a)	157,600	4,404,920
Comcast Corp. "A" (a)	118,000	2,978,320
Interpublic Group of Companies, Inc. (a)	107,400	1,281,282
Liberty Media-Starz "A"* (a)	10,400	793,208
Madison Square Garden Co. "A"* (a)	43,200	1,188,432
Virgin Media, Inc. (a)	66,000	2,152,920
Washington Post Co. "B" (a)	2,464	1,011,694

		13,810,776
Specialty Retail 4.0%
Aaron's, Inc. (a)	16,900	476,749
Advance Auto Parts, Inc. (a)	4,200	260,820
AutoZone, Inc.* (a)	6,100	1,793,400
Foot Locker, Inc. (a)	94,600	2,359,324
Limited Brands, Inc. (a)	103,100	4,119,876
Ross Stores, Inc. (a)	24,700	2,024,412
Signet Jewelers Ltd.* (a)	24,500	1,127,245
Williams-Sonoma, Inc. (a)	54,400	2,129,760

		14,291,586
Textiles, Apparel & Luxury Goods 1.8%
Fossil, Inc.* (a)	21,400	2,264,976
Polo Ralph Lauren Corp. (a)	16,000	2,028,320
VF Corp. (a)	23,200	2,312,344

		6,605,640
Consumer Staples 6.2%
Beverages 0.9%
Coca-Cola Enterprises, Inc. (a)	106,800	3,085,452
Food & Staples Retailing 0.4%
Whole Foods Market, Inc. (a)	24,200	1,480,072
Food Products 3.9%
Corn Products International, Inc. (a)	51,300	2,910,249
Smithfield Foods, Inc.* (a)	103,600	2,170,420
The Hershey Co. (a)	46,300	2,580,299
The JM Smucker Co.	27,000	2,140,560
Tyson Foods, Inc. "A" (a)	227,000	4,317,540

		14,119,068
Personal Products 1.0%
Herbalife Ltd. (a)	61,200	3,444,336
Energy 8.9%
Energy Equipment & Services 2.7%
McDermott International, Inc.* (a)	54,800	1,162,856
National Oilwell Varco, Inc. (a)	32,200	2,337,076
Patterson-UTI Energy, Inc. (a)	100,800	3,158,064
SEACOR Holdings, Inc. (a)	29,600	2,950,232

		9,608,228
Oil, Gas & Consumable Fuels 6.2%
Chevron Corp. (a)	40,300	4,227,873
ConocoPhillips (a)	54,400	3,983,168
Hess Corp. (a)	11,500	908,845
Holly Corp. (a)	52,900	3,296,199
Marathon Oil Corp. (a)	82,800	4,485,276
Tesoro Corp.* (a)	168,000	4,099,200
Valero Energy Corp. (a)	44,400	1,221,000

		22,221,561
Financials 16.3%
Capital Markets 0.6%
BlackRock, Inc. (a)	10,800	2,220,048
Commercial Banks 5.5%
KeyCorp (a)	435,500	3,688,685
M&T Bank Corp. (a)	47,300	4,176,590
Marshall & Ilsley Corp. (a)	76,800	614,400
Regions Financial Corp. (a)	530,900	3,748,154
SunTrust Banks, Inc. (a)	146,600	4,123,858
Zions Bancorp. (a)	135,900	3,238,497

		19,590,184
Consumer Finance 1.2%
Capital One Financial Corp. (a)	80,400	4,368,936
Diversified Financial Services 1.5%
JPMorgan Chase & Co. (a)	86,000	3,718,640
The NASDAQ OMX Group, Inc.* (a)	68,200	1,740,464

		5,459,104
Insurance 2.9%
Allied World Assurance Co. Holdings Ltd. (a)	28,900	1,751,918
Fidelity National Financial, Inc. "A" (a)	51,200	818,176
Progressive Corp. (a)	105,600	2,286,240
Reinsurance Group of America, Inc. (a)	22,300	1,416,719
The Travelers Companies, Inc. (a)	65,500	4,066,240

		10,339,293
Real Estate Investment Trusts 3.6%
CommonWealth REIT (REIT)	32,750	854,775
Hospitality Properties Trust (REIT) (a)	55,400	1,367,272
Nationwide Health Properties, Inc. (REIT) (a)	58,200	2,549,160
Rayonier, Inc. (REIT) (a)	65,500	4,348,545
SL Green Realty Corp. (REIT) (a)	39,800	3,582,398

		12,702,150
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc. (a)	11,000	1,068,650
Thrifts & Mortgage Finance 0.7%
People's United Financial, Inc. (a)	169,200	2,258,820
Health Care 13.1%
Biotechnology 1.4%
Biogen Idec, Inc.* (a)	44,500	4,215,485
Myriad Genetics, Inc.* (a)	24,400	620,004

		4,835,489
Health Care Equipment & Supplies 1.0%
Hologic, Inc.* (a)	78,900	1,696,350
The Cooper Companies, Inc. (a)	22,900	1,715,439

		3,411,789
Health Care Providers & Services 7.9%
Aetna, Inc. (a)	101,200	4,420,416
AmerisourceBergen Corp. (a)	45,900	1,891,998
CIGNA Corp. (a)	57,700	2,878,653
Coventry Health Care, Inc.* (a)	127,300	4,478,414
Health Net, Inc.* (a)	54,300	1,742,487
Humana, Inc.* (a)	55,500	4,469,415
UnitedHealth Group, Inc. (a)	85,800	4,199,910
WellPoint, Inc. (a)	54,300	4,244,631

		28,325,924
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co. (a)	102,000	2,933,520
Forest Laboratories, Inc.* (a)	35,900	1,293,118
Merck & Co., Inc. (a)	117,900	4,332,825
Warner Chilcott PLC "A" (a)	65,700	1,584,027

		10,143,490
Industrials 11.0%
Aerospace & Defense 1.0%
Northrop Grumman Corp. (a)	53,700	3,506,073
Construction & Engineering 3.4%
Chicago Bridge & Iron Co. NV (a)	31,900	1,214,114
Fluor Corp. (a)	52,100	3,591,253
KBR, Inc. (a)	115,000	4,291,800
URS Corp.* (a)	67,100	2,956,426

		12,053,593
Industrial Conglomerates 0.2%
Carlisle Companies, Inc. (a)	15,200	738,720
Machinery 4.7%
Caterpillar, Inc. (a)	38,400	4,062,720
Deere & Co. (a)	3,600	309,888
Dover Corp. (a)	64,900	4,363,227
Eaton Corp. (a)	21,300	1,100,571
Parker Hannifin Corp. (a)	39,600	3,518,460
Timken Co. (a)	63,400	3,272,708

		16,627,574
Marine 0.3%
Alexander & Baldwin, Inc. (a)	20,800	1,018,576
Road & Rail 1.4%
CSX Corp. (a)	30,500	2,418,650
Ryder System, Inc. (a)	50,300	2,766,500

		5,185,150
Information Technology 13.0%
Communications Equipment 1.8%
Brocade Communications Systems, Inc.* (a)	149,500	997,165
EchoStar Corp. "A"* (a)	95,500	3,217,395
Motorola Solutions, Inc.* (a)	35,100	1,680,237
Polycom, Inc.* (a)	10,200	585,582

		6,480,379
Computers & Peripherals 1.4%
EMC Corp.* (a)	128,800	3,666,936
QLogic Corp.* (a)	14,900	241,082
SanDisk Corp.* (a)	20,200	959,904

		4,867,922
Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.* (a)	38,800	1,731,644
Molex, Inc. (a)	4,900	134,113
Tech Data Corp.* (a)	40,000	1,894,800
Vishay Intertechnology, Inc.* (a)	244,800	3,884,976

		7,645,533
Internet Software & Services 1.2%
IAC/InterActiveCorp.* (a)	120,800	4,443,024
IT Services 1.2%
International Business Machines Corp. (a)	25,500	4,307,715
Semiconductors & Semiconductor Equipment 4.6%
Altera Corp. (a)	90,000	4,328,100
Applied Materials, Inc. (a)	132,700	1,828,606
Cypress Semiconductor Corp.* (a)	106,600	2,496,572
Fairchild Semiconductor International, Inc.* (a)	148,500	2,678,940
KLA-Tencor Corp. (a)	94,900	4,090,190
SunPower Corp. "A"* (a)	2,900	61,074
Teradyne, Inc.* (a)	44,700	715,647

		16,199,129
Software 0.7%
CA, Inc. (a)	106,400	2,489,760
Materials 6.1%
Chemicals 4.0%
Dow Chemical Co. (a)	51,300	1,853,469
E.I. du Pont de Nemours & Co. (a)	77,600	4,136,080
Eastman Chemical Co. (a)	37,000	3,916,450
Huntsman Corp. (a)	40,700	771,265
PPG Industries, Inc. (a)	38,000	3,370,600

		14,047,864
Metals & Mining 0.6%
Cliffs Natural Resources, Inc. (a)	11,300	1,024,910
Walter Energy, Inc. (a)	7,600	946,580

		1,971,490
Paper & Forest Products 1.5%
Domtar Corp. (a)	41,300	4,232,424
MeadWestvaco Corp. (a)	37,100	1,262,142

		5,494,566
Telecommunication Services 4.8%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc. (a)	115,700	4,272,801
Wireless Telecommunication Services 3.6%
MetroPCS Communications, Inc.* (a)	238,000	4,260,200
Sprint Nextel Corp.* (a)	467,200	2,733,120
Telephone & Data Systems, Inc. (a)	118,000	3,858,600
United States Cellular Corp.* (a)	39,000	1,926,600

		12,778,520
Utilities 1.2%
Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc.* (a)	59,604	1,475,795
Multi-Utilities 0.8%
Ameren Corp. (a)	92,700	2,754,117

Total Common Stocks (Cost $302,302,286)		340,565,686
Cash Equivalents 5.3%
Central Cash Management Fund, 0.13% (b) (Cost $18,724,334)	18,724,334	18,724,334

	% of Net Assets	Value ($)

Total Long Positions (Cost $321,026,620) †	100.9	359,290,020
Other Assets and Liabilities, Net	95.0	338,579,013
Securities Sold Short	(95.9)	(341,649,203)

Net Assets	100.0	356,219,830

†
The cost for federal income tax purposes was $322,829,995. At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $36,460,025. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,753,229 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,293,204.

	Shares	Value ($)
Common Stocks Sold Short 95.9%
Consumer Discretionary 16.2%
Auto Components 0.4%
Johnson Controls, Inc.	36,700	1,453,320
Automobiles 0.1%
Thor Industries, Inc.	7,500	242,250
Diversified Consumer Services 1.2%
Apollo Group, Inc. "A"	48,100	1,977,391
DeVry, Inc.	21,900	1,179,315
H&R Block, Inc.	81,500	1,320,300

		4,477,006
Hotels Restaurants & Leisure 1.7%
Bally Technologies, Inc.	74,200	2,924,222
WMS Industries, Inc.	101,500	3,193,190

		6,117,412
Household Durables 3.4%
D.R. Horton, Inc.	162,600	1,980,468
KB HOME	178,200	2,188,296
Lennar Corp. "A"	52,900	1,004,042
M.D.C. Holdings, Inc.	171,500	4,621,925
Toll Brothers, Inc.	103,700	2,255,475

		12,050,206
Internet & Catalog Retail 1.2%
Amazon.com, Inc.	21,300	4,189,497
Leisure Equipment & Products 0.7%
Hasbro, Inc.	58,600	2,680,364
Media 2.3%
Cablevision Systems Corp. (New York Group) "A"	49,000	1,740,480
DreamWorks Animation SKG, Inc. "A"	94,100	2,249,931
Regal Entertainment Group "A"	309,500	4,193,725

		8,184,136
Multiline Retail 1.2%
Big Lots, Inc.	7,600	253,916
Family Dollar Stores, Inc.	38,400	2,140,416
Target Corp.	39,400	1,951,482

		4,345,814
Specialty Retail 4.0%
Best Buy Co., Inc.	50,400	1,600,704
CarMax, Inc.	130,400	3,867,664
Guess?, Inc.	46,300	2,116,836
RadioShack Corp.	161,600	2,546,816
Urban Outfitters, Inc.	131,800	4,014,628

		14,146,648
Consumer Staples 9.2%
Beverages 2.4%
Coca-Cola Co.	64,400	4,302,564
PepsiCo, Inc.	61,900	4,402,328

		8,704,892
Food & Staples Retailing 1.3%
Sysco Corp.	139,100	4,480,411
Food Products 3.1%
Campbell Soup Co.	80,000	2,780,000
Kellogg Co.	70,700	4,029,193
Kraft Foods, Inc. "A"	110,500	3,864,185
Mead Johnson Nutrition Co.	4,300	291,497

		10,964,875
Household Products 1.5%
Clorox Co.	45,500	3,206,840
Procter & Gamble Co.	32,100	2,150,700

		5,357,540
Personal Products 0.9%
Avon Products, Inc.	109,600	3,256,216
Energy 7.1%
Energy Equipment & Services 3.1%
Cameron International Corp.	69,500	3,312,370
Core Laboratories NV	11,900	1,222,011
FMC Technologies, Inc.	30,100	1,343,363
Pride International, Inc.	62,300	2,535,610
Tidewater, Inc.	45,700	2,497,505

		10,910,859
Oil, Gas & Consumable Fuels 4.0%
CONSOL Energy, Inc.	52,000	2,666,040
EXCO Resources, Inc.	157,900	3,180,106
Southwestern Energy Co.	41,900	1,833,963
Spectra Energy Corp.	76,300	2,105,117
Ultra Petroleum Corp.	93,000	4,521,660

		14,306,886
Financials 13.3%
Capital Markets 2.0%
Greenhill & Co., Inc.	54,100	3,011,206
Northern Trust Corp.	83,700	4,083,723

		7,094,929
Commercial Banks 3.1%
Bank of Hawaii Corp.	21,200	1,004,880
Cullen/Frost Bankers, Inc.	45,700	2,661,568
First Horizon National Corp.	91,100	957,461
TCF Financial Corp.	281,500	4,236,575
US Bancorp.	82,200	2,104,320

		10,964,804
Diversified Financial Services 0.1%
MSCI, Inc. "A"	7,000	264,390
Insurance 1.5%
Assured Guaranty Ltd.	138,300	2,353,866
Genworth Financial, Inc. "A"	273,000	3,033,030

		5,386,896
Real Estate Investment Trusts 5.1%
Alexandria Real Estate Equities, Inc. (REIT)	9,800	808,892
Boston Properties, Inc. (REIT)	41,000	4,442,350
BRE Properties, Inc. (REIT)	23,800	1,214,276
Corporate Office Properties Trust (REIT)	81,700	2,893,814
Federal Realty Investment Trust (REIT)	15,900	1,392,840
Health Care REIT, Inc. (REIT)	40,000	2,127,600
Regency Centers Corp. (REIT)	59,900	2,773,969
UDR, Inc. (REIT)	94,700	2,467,882

		18,121,623
Thrifts & Mortgage Finance 1.5%
Hudson City Bancorp., Inc.	337,400	3,080,462
New York Community Bancorp., Inc.	128,400	2,080,080
Washington Federal, Inc.	27,500	436,975

		5,597,517
Health Care 11.8%
Biotechnology 3.6%
BioMarin Pharmaceutical, Inc.	145,400	4,104,642
Dendreon Corp.	111,100	4,709,529
Human Genome Sciences, Inc.	145,400	3,979,598

		12,793,769
Health Care Equipment & Supplies 2.6%
DENTSPLY International, Inc.	34,900	1,369,476
Gen-Probe, Inc.	33,400	2,731,786
Intuitive Surgical, Inc.	4,800	1,675,200
ResMed, Inc.	110,600	3,561,320

		9,337,782
Health Care Providers & Services 4.3%
Express Scripts, Inc.	72,600	4,324,056
Medco Health Solutions, Inc.	13,200	790,152
Omnicare, Inc.	53,100	1,669,464
Patterson Companies, Inc.	72,600	2,510,871
Quest Diagnostics, Inc.	33,900	1,980,438
VCA Antech, Inc.	159,600	3,902,220

		15,177,201
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.	78,800	1,584,668
Pharmaceuticals 0.8%
Hospira, Inc.	53,700	2,969,073
Industrials 10.4%
Aerospace & Defense 3.3%
Precision Castparts Corp.	27,500	4,320,250
Spirit AeroSystems Holdings, Inc. "A"	113,100	2,476,890
The Boeing Co.	54,300	4,237,029
TransDigm Group, Inc.	9,700	795,400

		11,829,569
Air Freight & Logistics 0.7%
UTI Worldwide, Inc.	110,700	2,460,861
Building Products 1.9%
Lennox International, Inc.	71,400	3,327,954
Masco Corp.	248,700	3,543,975

		6,871,929
Construction & Engineering 0.9%
Quanta Services, Inc.	55,700	1,100,075
Shaw Group, Inc.	59,700	2,180,841

		3,280,916
Machinery 1.2%
Flowserve Corp.	13,100	1,588,113
Terex Corp.	68,300	2,025,095
Wabtec Corp.	7,600	513,684

		4,126,892
Professional Services 0.9%
Dun & Bradstreet Corp.	25,600	2,053,376
Robert Half International, Inc.	36,500	1,006,305

		3,059,681
Road & Rail 1.0%
Con-way, Inc.	50,500	1,996,265
Landstar System, Inc.	32,200	1,523,704

		3,519,969
Trading Companies & Distributors 0.5%
Fastenal Co.	52,000	1,725,360
Information Technology 14.8%
Communications Equipment 2.8%
Ciena Corp.	151,200	4,044,600
Cisco Systems, Inc.	138,800	2,331,840
Juniper Networks, Inc.	38,000	1,391,180
Motorola Mobility Holdings, Inc.	41,500	1,043,310
Tellabs, Inc.	225,200	1,029,164

		9,840,094
Computers & Peripherals 1.0%
Hewlett-Packard Co.	46,100	1,723,218
NCR Corp.	101,700	1,985,184

		3,708,402
Electronic Equipment, Instruments & Components 1.5%
Dolby Laboratories, Inc. "A"	86,500	4,043,010
FLIR Systems, Inc.	40,200	1,453,230

		5,496,240
Internet Software & Services 1.5%
Akamai Technologies, Inc.	102,900	3,491,912
Equinix, Inc.	16,800	1,703,520

		5,195,432
IT Services 1.0%
Alliance Data Systems Corp.	21,000	1,972,530
MasterCard, Inc. "A"	5,400	1,550,070

		3,522,600
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.	263,900	2,290,652
Broadcom Corp. "A"	100,700	3,623,186
Cree, Inc.	110,500	4,849,845
Intersil Corp. "A"	157,900	2,265,865
MEMC Electronic Materials, Inc.	73,000	767,960
PMC-Sierra, Inc.	30,600	239,904
Rambus, Inc.	42,200	614,854
Silicon Laboratories, Inc.	100,900	4,336,682

		18,988,948
Software 1.7%
Adobe Systems, Inc.	58,900	2,039,707
Nuance Communications, Inc.	99,700	2,189,412
Rovi Corp.	30,900	1,790,964

		6,020,083
Materials 5.8%
Chemicals 1.9%
Nalco Holding Co.	108,800	3,105,152
The Sherwin-Williams Co.	40,100	3,522,384

		6,627,536
Construction Materials 0.6%
Vulcan Materials Co.	49,700	2,012,353
Containers & Packaging 1.2%
Bemis Co., Inc.	132,200	4,378,464
Metals & Mining 2.1%
AK Steel Holding Corp.	162,200	2,481,660
Carpenter Technology Corp.	31,400	1,650,698
Commercial Metals Co.	29,300	436,277
Royal Gold, Inc.	21,100	1,308,622
United States Steel Corp.	39,400	1,816,734

		7,693,991
Telecommunication Services 5.5%
Diversified Telecommunication Services 1.9%
Frontier Communications Corp.	496,100	4,390,485
Windstream Corp.	183,400	2,466,730

		6,857,215
Wireless Telecommunication Services 3.6%
American Tower Corp. "A"	80,700	4,477,236
Crown Castle International Corp.	95,600	3,958,796
SBA Communications Corp. "A"	110,200	4,329,758

		12,765,790
Utilities 1.8%
Electric Utilities 1.1%
PPL Corp.	144,800	4,081,912
Multi-Utilities 0.7%
CenterPoint Energy, Inc.	125,400	2,423,982

Total Common Stocks Sold Short (Proceeds $330,800,756)		341,649,203

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$340,565,686	$—	$—	$340,565,686
Short-Term Investments	18,724,334	—	—	18,724,334
Total	$359,290,020	$—	$—	$359,290,020

Liabilities
Investments Sold Short, at Value(c)	$(341,649,203)	$—	$—	$(341,649,203)
Total	$(341,649,203)	$—	$—	$(341,649,203)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011